JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

January 17, 2025

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:  Precidian ETFs Trust (the “Trust”) (File Nos. 333-171987 and 811-22524)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on January 14, 2025 (Accession No. 0001839882-25-002096) for the argenx SE ADRhedged™, Arm Holdings PLC ADRhedged™, ASE Technologies Holding Co. Ltd. ADRhedged™, ASML Holding NV ADRhedged™, Barclays PLC ADRhedged™, Haleon plc ADRhedged™, Honda Motor Co. Ltd. ADRhedged™, ING Groep NV ADRhedged™, Lloyds Banking Group plc ADRhedged™, Mizuho Financial Group Inc. ADRhedged™, National Grid plc ADRhedged™, Rio Tinto plc ADRhedged™, Silicon Motion Technology Corp. ADRhedged™, Sony Group Corp. ADRhedged™, STMicroelectronics NV ADRhedged™, Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged™, Unilever PLC ADRhedged™, and United Microelectronics Corp. ADRhedged™, each a portfolio series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively
On behalf of Practus, LLP